Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Flexible Capital Income Fund (Class A) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Flexible Capital Income Fund (Class A) | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Class A) | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund (Class A) | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class A) | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class A) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class A) | M and T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class A) | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class A) | PennyMac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class A) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Columbia Flexible Capital Income Fund (Class A) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Columbia Flexible Capital Income Fund (Class A) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Flexible Capital Income Fund (Class A) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Class A) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Flexible Capital Income Fund (Advisor Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Flexible Capital Income Fund (Advisor Class) | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Advisor Class) | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund (Advisor Class) | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Advisor Class) | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Advisor Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Advisor Class) | M and T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Advisor Class) | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Advisor Class) | PennyMac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Advisor Class) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Advisor Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Columbia Flexible Capital Income Fund (Advisor Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Columbia Flexible Capital Income Fund (Advisor Class) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Flexible Capital Income Fund (Advisor Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Advisor Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Flexible Capital Income Fund (Class C) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Flexible Capital Income Fund (Class C) | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Class C) | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund (Class C) | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class C) | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class C) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class C) | M and T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class C) | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class C) | PennyMac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class C) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Class C) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Columbia Flexible Capital Income Fund (Class C) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Columbia Flexible Capital Income Fund (Class C) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Flexible Capital Income Fund (Class C) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Class C) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Flexible Capital Income Fund (Institutional Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Flexible Capital Income Fund (Institutional Class) | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Institutional Class) | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund (Institutional Class) | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional Class) | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional Class) | M and T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional Class) | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional Class) | PennyMac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional Class) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Columbia Flexible Capital Income Fund (Institutional Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Columbia Flexible Capital Income Fund (Institutional Class) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Flexible Capital Income Fund (Institutional Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Institutional Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | M and T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | PennyMac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Institutional 2 Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | M and T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | PennyMac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund (Institutional 3 Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%